Directors and staff costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Directors And Staff Costs [Abstract]
Summary of Staff Costs, Including Directors' Remuneration
	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Wages and salaries	6,656	5,060	4,246
Social security costs	827	1,391	237
Other pension costs	201	163	131
Share-based payments charge	4,395	584	681
Total aggregate remuneration	12,079	7,198	5,295

Summary of Total Average Number of Employees
	Year ended December 31,
	2020	2019	2018
	Number	Number	Number
Research and development and related support services	39	30	26
Administration	26	16	19
Total average number of employees	65	46	45